BALANCE SHEET	Dec. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	$ 749,812
Prepaid expenses	100,885
Total current assets	850,697
Long-term prepaid insurance	48,155
Investments held in Trust Account	232,809,646
Total Assets	233,708,498
Current Liabilities
Accrued offering costs	75,000
Accrued expenses	27,134
Advance from related party	$ 500
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Total current liabilities	$ 102,634
Deferred underwriting fee	9,200,000
Total Liabilities	9,302,634
Commitments (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(8,264,067)
Total Shareholders' Deficit	(8,263,300)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	233,708,498
Class A ordinary shares subject to possible redemption
Current Liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.03 per share	232,669,164
Class B ordinary shares
Shareholders' Deficit
Common shares value issued	$ 767